Inventory Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
Parts and materials	$ 82	$ 107
Coal	27	83
Deferred stripping costs	0	8
Natural gas	3	2
Purchased emission credits	55	38
Inventories	$ 167	$ 238	$ 251